Borrowings - Summary of Borrowings (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 7,316,298	$ 284,000,000	$ 519,598,989	₩ 7,298,867
Libor rate	0.238%	0.238%	0.238%
SOR rate	0.185%	0.185%	0.185%
Medium Term Note Programme [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 100,000,000
Medium Term Note Programme [member] | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,000,000,000